INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of earnings (loss) before income taxes
The components of earnings (loss) before income taxes consist of the following:

	2017	2016	2015
Canadian	$7,205	$15,480	$2,611
Foreign	53	4,215	(4,225)
Earnings (loss) before income taxes	$7,258	$19,695	$(1,614)

Schedule of income tax expense (recovery)
The income tax expense (recovery) consists of:

	2017	2016	2015
Canadian:
Current	$28	$(287)	$11
Deferred	1,665	401	(2,086)
	$1,693	$114	$(2,075)
Foreign:
Current	$2,347	$7,304	$5,511
Deferred	(917)	(3,108)	(2,376)
	$1,430	$4,196	$3,135
Total:
Current	$2,375	$7,017	$5,522
Deferred	748	(2,707)	(4,462)
	$3,123	$4,310	$1,060

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2017	2016	2015
Income tax expense (recovery) at Canadian statutory income tax rates of 26.01% (2016 - 26.01%; 2015 - 26.01%)	$1,903	$5,122	$(421)
Increase (decrease) in income taxes for:
Permanent and other differences	(1,452)	(2,192)	(464)
Change in statutory/foreign tax rates and foreign exchange rates	1,049	11,581	(979)
Change in valuation allowance	1,571	(11,403)	1,952
Stock-based compensation expense	1,633	1,039	1,206
Adjustment to prior years	(1,581)	163	(234)
Income tax expense (recovery)	$3,123	$4,310	$1,060

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities
The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows at December 31:

	2017	2016
Deferred income tax assets (liabilities)
Property and equipment	$1,470	$2,223
Non capital loss carry-forwards	87,854	63,094
Capital loss carry-forwards	3,166	4,321
Scientific research and development expenses and credits	23,829	25,651
Reserves and other	14,927	13,201
Investments	(16,611)	—
Acquired intangibles	(13,761)	(9,102)
	100,874	99,388
Valuation allowance	96,379	94,807
	$4,495	$4,581

	2017	2016
Classification:
Assets
Non-current	$12,197	$16,039
Liabilities
Non-current	(7,702)	(11,458)
	$4,495	$4,581

Schedule of reconciliation of the total amounts of unrecognized tax benefits
Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2017	2016
Unrecognized tax benefits, beginning of year	$4,329	$4,346
Increases — tax positions taken in prior periods	36	633
Increases — tax positions taken in current period	61	74
Settlements and lapses of statute of limitations	(8)	(724)
Unrecognized tax benefits, end of year	$4,418	$4,329